Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [table text block]
The following table summarizes the movements of property, plant and equipment during 2019:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

Cost
January 1, 2019	696	14 135	2 042	17 155	34 028

Cost of assets related to discontinued operations [1]	– 61	– 1 615	– 655	– 2 678	– 5 009

Reclassification to right-of-use assets [2]	– 122	– 3		– 2	– 127

Cost of assets related to disposal group held for sale [3]		– 3	– 12	– 8	– 23

Impact of business combinations	10	24	1	9	44

Reclassifications [4]	57	332	– 1 019	630

Additions [5]	6	112	1 001	355	1 474

Disposals and derecognitions [6]	– 75	– 1 551	– 9	– 1 774	– 3 409

Currency translation effects	1	32	1	– 13	21

December 31, 2019	512	11 463	1 350	13 674	26 999

Accumulated depreciation
January 1, 2019	– 43	– 6 328	– 37	– 11 924	– 18 332

Accumulated depreciation on assets related to discontinued operations [1]	8	562	7	1 541	2 118

Reclassification to right-of-use assets [2]	26				26

Accumulated depreciation on assets related to disposal group held for sale [3]		2			2

Accumulated depreciation on disposals and derecognitions [6]		1 170	2	1 674	2 846

Depreciation charge [7]		– 447		– 898	– 1 345

Impairment charge [8]	– 10	– 51	– 34	– 110	– 205

Reversal of impairment charge		1	2		3

Currency translation effects	– 1	– 33		– 9	– 43

December 31, 2019	– 20	– 5 124	– 60	– 9 726	– 14 930

Net book value at December 31, 2019	492	6 339	1 290	3 948	12 069

Commitments for purchases of property, plant and equipment					220

Capitalized borrowing costs					4

[1] Represents the cost of assets and accumulated depreciation at January 1, 2019 related to the Alcon business reported as discontinued operations. Notes 1, 2 and 30 provide information related to discontinued operations.

[2] Reclassification to right-of-use assets at January 1, 2019, upon adoption of IFRS 16 Leases. Refer to Notes 1 and 10 for additional disclosure.
[3] Note 2 provides additional disclosures related to disposal group held for sale.
[4] Reclassifications between various asset categories due to completion of plant and other equipment under construction
[5] Additions in the disposal group held for sale for the period from January 1, 2019, to December 31, 2019 were USD 23 million.
[6] Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use
[7] No depreciation charge in the disposal group held for sale for the period from January 1, 2019, to December 31, 2019 was recorded.
[8] Impairments in the disposal group held for sale for the period from January 1, 2019, to December 31, 2019 were USD 2 million.
The following table summarizes the movements of property, plant and equipment during 2018:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

Cost
January 1, 2018	720	14 064	2 368	16 858	34 010

Cost of assets related to disposal group held for sale [1]	– 11	– 114	– 24	– 160	– 309

Impact of business combinations	2	40	15	80	137

Reclassifications [2]	1	538	– 1 470	931

Additions [3]	7	110	1 250	407	1 774

Disposals and derecognitions [4]	– 7	– 212	– 21	– 457	– 697

Currency translation effects	– 16	– 291	– 76	– 504	– 887

December 31, 2018	696	14 135	2 042	17 155	34 028

Accumulated depreciation
January 1, 2018	– 40	– 5 983	– 38	– 11 485	– 17 546

Accumulated depreciation on assets related to disposal group held for sale [1]		56	4	101	161

Depreciation charge [5]	– 3	– 574		– 1 140	– 1 717

Accumulated depreciation on disposals and derecognitions [4]		180	3	412	595

Impairment charge	– 1	– 122	– 16	– 185	– 324

Reversal of impairment charge			8	12	20

Currency translation effects	1	115	2	361	479

December 31, 2018	– 43	– 6 328	– 37	– 11 924	– 18 332

Net book value at December 31, 2018	653	7 807	2 005	5 231	15 696

Net book value of property, plant and equipment under finance lease contracts		79			79

Commitments for purchases of property, plant and equipment					289

Capitalized borrowing costs					6

[1] Note 2 provides additional disclosures related to disposal group held for sale.
[2] Reclassifications between various asset categories due to completion of plant and other equipment under construction
[3] Additions in the disposal group held for sale were USD 21 million.
[4] Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use
[5] Depreciation charge in the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale was USD 15 million. For depreciation charge related to discontinued operations, refer to Note 30.